Average Annual Total Returns{- Fidelity® GNMA Fund} - 07.31 Fidelity GNMA Fund PRO-07 - Fidelity® GNMA Fund	Fidelity GNMA Fund-Default Return Before Taxes Past 1 year	Fidelity GNMA Fund-Default Return Before Taxes Past 5 years	Fidelity GNMA Fund-Default Return Before Taxes Past 10 years	Fidelity GNMA Fund-Default After Taxes on Distributions Past 1 year	Fidelity GNMA Fund-Default After Taxes on Distributions Past 5 years	Fidelity GNMA Fund-Default After Taxes on Distributions Past 10 years	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 10 years	LB020 Past 1 year	LB020 Past 5 years	LB020 Past 10 years
Total	3.74%	2.67%	2.92%	3.06%	1.75%	1.90%	2.21%	1.63%	1.83%	3.68%	2.78%	2.92%